Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	£ 2,201
Charge for the year	462	£ 478	£ 411
Ending balance	1,813	2,201
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,484	5,457
Additions	45	639
Disposals		(852)
Translation adjustment	29	240
Ending balance	5,558	5,484	5,457
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,283	3,513
Charge for the year	462	478
Disposals		(852)
Translation adjustment		144
Ending balance	3,745	3,283	3,513
Equipment and Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,749
Ending balance	1,522	1,749
Equipment and Furniture | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,986	5,112
Additions	45	140
Disposals		(506)
Translation adjustment	24	240
Ending balance	5,055	4,986	5,112
Equipment and Furniture | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,237	3,293
Charge for the year	296	306
Disposals		(506)
Translation adjustment		144
Ending balance	3,533	3,237	3,293
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	452
Ending balance	291	452
Right-of-use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	498	345
Additions		499
Disposals		(346)
Translation adjustment	5
Ending balance	503	498	345
Right-of-use Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	46	220
Charge for the year	166	172
Disposals		(346)
Ending balance	£ 212	£ 46	£ 220